Condensed Interim Unaudited Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium and Capital Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 17,452	$ (8,446)	$ 9,006
Share-based compensation		2,808		2,808
Net loss and comprehensive loss			(6,196)	(6,196)
Cancelation of options		(96)		(96)
Exercise of warrants		4,314		4,314
Balance at Jun. 30, 2022		24,478	(14,642)	9,836
Balance at Dec. 31, 2021		17,452	(8,446)	9,006
Share-based compensation		4,735		4,735
Net loss and comprehensive loss			(12,340)	(12,340)
Cancelation of options		(96)		(96)
Exercise of warrants		4,314		4,314
Balance at Dec. 31, 2022		26,405	(20,786)	5,619
Share-based compensation		1,945		1,945
Exercise of options		5		5
Net loss and comprehensive loss			(9,114)	(9,114)
Balance at Jun. 30, 2023		$ 28,355	$ (29,900)	$ (1,545)